SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	Oct. 21, 2020 USD ($) $ / shares shares
Merger Agreements With Subsidiary Of Merger Sub And Carlotz [Member]
Subsequent Event [Line Items]
Common stock, price per share	$ 10.00
Number of business days	2 days
Purchase of common stock | shares	12,500,000
Common stock for purchase price (per share)	$ 10.00
Minimum cash condition | $	$ 125,000,000
Aggregate purchase price | $	$ 50,000,000
PIPE Investment [Member]
Subsequent Event [Line Items]
Purchase of common stock | shares	250,000
Common Stock, Value, Issued | $	$ 2,500,000
Scenario Forecast One [Member] | Merger Agreements With Subsidiary Of Merger Sub And Carlotz [Member]
Subsequent Event [Line Items]
Number of months following the closing	60 months
Stock price trigger	$ 12.50
Threshold number of trading days	20 days
Threshold consecutive trading days	30 days
Percentage of earnout shares	50.00%
Scenario Forecast Two [Member] | Merger Agreements With Subsidiary Of Merger Sub And Carlotz [Member]
Subsequent Event [Line Items]
Stock price trigger	$ 15.00
Threshold number of trading days	20 days
Threshold consecutive trading days	30 days
Percentage of earnout shares	50.00%